Properties, Plant and Equipment, Net	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Properties, Plant and Equipment, Net
4. Properties, Plant and Equipment, Net
Properties, plant, and equipment, net consisted of the following.

Asset category	Depreciation method	Estimated useful life (in years)	September 30, 2022	June 30, 2022
			(in thousands)
Land	N/A	-	$1,533	$1,533
Buildings	Straight-line	7-15	873	873
Vehicles	Straight-line	5	276	276
Plant and equipment	Straight-line	5-10	351	340

			3,033	3,022
Less accumulated depreciation			(186)	(151)

Properties, plant and equipment, net			$2,847	$2,871

For the three months ended September 30, 2022 and 2021, we recognized depreciation expense of approximately $34.9 thousand and $20.3 thousand, respectively.

4. Properties, Plant and Equipment
Properties, plant, and equipment consisted of the following at June 30:

Asset category	Depreciation method	Estimated useful life (in years)	2022	2021
			(in thousands)
Land	N/A	—	$1,533	$658
Buildings	Straight-line	7-15	873	717
Vehicles	Straight-line	5	276	73
Plant and equipment	Straight-line	5-10	340	92

			3,022	1,540
Less accumulated depreciation			(151)	(45)

Properties, plant and equipment, net			$2,871	$1,495

We recognized depreciation expense of $106
thousand and
$31 thousand for the years ended June 30, 2022 and 2021, respectively.